Financial Instruments - Summary of Financial Assets Measured at Level 3 Fair Value (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of fair value measurement of assets [line items]
Beginning Balance		$ 363,922,272
Ending Balance	$ 17,447,301	534,061,927	$ 363,922,272
Available-for-sale [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	64,964	1,988,549
Recognized in profit or loss	(76)	(2,313)
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	(9,384)	(287,248)
Purchases	19,027	582,436
Disposals	(6,827)	(208,978)
Ending Balance	67,704	2,072,446	1,988,549
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | Equity Instruments Fair Value Other Comprehensive Income [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	29,681	908,549	904,790	$ 741,089
Recognized in profit or loss			28	(100,734)
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	(7,323)	(224,172)	17,284	(202,565)
Purchases	3,430	105,000	2,649	495,928
Disposals	(6,827)	(208,978)	16,202	28,928
Ending Balance	18,961	580,399	908,549	$ 904,790
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL equity instrument [member]
Disclosure of fair value measurement of assets [line items]
Recognized in profit or loss	(76)	(2,313)
Purchases	15,597	477,436
Ending Balance	15,521	475,123
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI Debt Instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	35,283	1,080,000
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	(2,061)	(63,076)
Ending Balance	$ 33,222	$ 1,016,924	$ 1,080,000